Professionally Managed Portfolios
c/o U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, Wisconsin 53202

June 27, 2022

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549

Re:	Professionally Managed Portfolios (the “Trust”)
Securities Act Registration No: 333-______
Investment Company Act Registration No: 811-05037

Dear Sir or Madam:

On behalf of the Trust, transmitted herewith for filing is a registration statement on Form N-14 (the “Registration Statement”). The Registration Statement contains a Prospectus/Proxy that provides information regarding the reorganization of the Zeo Short Duration Income Fund and Zeo Sustainable Credit Fund, each a series of Northern Lights Fund Trust into the Osterweis Short Duration Credit Fund and Osterweis Sustainable Credit Fund, respectively, each a series of the Trust. The Trust plans to file a further amendment to include the April 30, 2022 financial statements once the audited report has been completed. Upon completing that pre-effective amendment, the Trust intends to seek acceleration for effectiveness.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at carl.gee@usbank.com or (414) 765-6873.

Sincerely,

/s/ Carl G. Gee
Carl G. Gee, Esq.
Vice President and Secretary
Professionally Managed Portfolios

Enclosures